Equity Incentive Plan (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 24, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Unrecognized future stock based compensation expense			$ 1,400,000
Class B Common Units profits interests converted due to the conversion from an LLC to a C-Corporation	277,448
Class B Common Units profits interests converted into options	277,448
Incremental stock-based compensation expense		$ 1,339,993
Expected lenght of recognized term			2 years 10 months 24 days
Common stock shares authorized under plan			90,000,000
Maximum
Class B Common Units profits interests converted into options, exercise price	$ 5.74
Minimum
Class B Common Units profits interests converted into options, exercise price	$ 6.314
2021 Omnibus Equity Incentive Plan [Member]
Common stock shares authorized under plan			1,648,213
Stock awards granted, exercisable period				10 years
Stock awards granted, vesting period				four years for employees and one year for directors
Additional shares reserved for future issuance			1,125,014
Common stock traded price			$ 4.49